Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Disclosure Of Investments In Associates Subsidaries And Joint Venture
25 Investments in joint ventures and associates

	Joint ventures		Associates
	2022	2021	2022	2021

At January 1	1,743	1,376	1,289	1,264

Additions	30	61	40	12

Disposals	(67)	-	(8)	-

Share in net result	286	265	4	112

Share in changes in equity (note 30.6)	(63)	25	3	(6)

Impairment reversals / (charges)	-	-	(9)	3

Dividends	(79)	(88)	(58)	(39)

Net exchange difference	(25)	45	(1)	2

Transfer to / (from) other headings	-	58	-	(58)

Transfer to disposal groups	(382)	-	(1,096)	-
At December 31	1,443	1,743	165	1,289
The decrease in Investments in joint ventures and associates in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
The disposal of joint ventures in 2022 relates to the divestment of Aegon’s 50% stake in the Spanish insurance joint venture with Liberbank to Unicaja Banco, refer to note 48 Companies and businesses acquired and divested.
In 2021, Aegon amended its agreement related to the investment in MAG Seguros and injected EUR 40 million in the undertaking. Following the amendment the investment required reclassification from Investments in associates to Investments in joint ventures as the level of influence was affected. The transfer to / (from) other headings in 2021 reflect the carrying amount of the investment of EUR 58 million prior to the capital injection of EUR 40 million.
With the exception of a limited number of immaterial venture capital entities, all joint ventures and associates are unlisted and are accounted for using the equity method and are considered to be non-current.
The investments in joint ventures and associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures and associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. Refer to note 45 Commitments and contingencies for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures and associates. The financial statements of the principal joint ventures and associates have the same reporting date as the Group. Refer to note 49 Group companies for a listing of the investments in joint ventures and associates and the Group’s percentage holding.
Summarized financial information of joint ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investments in Santander Vida Seguros y Reaseguros S.A. (‘Santander Spain Life’) and Aegon Industrial Fund Management Co.Ltd. (‘AIFMC’) as material joint ventures and are therefore presented separately.

	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Summarized statement of financial position
Cash and cash equivalents	23	20	392	351	99	157
Other current assets	155	130	836	810	725	697
Total current assets	178	150	1,229	1,161	824	854

Non-current assets	1,109	1,134	200	204	5,349	5,574
Total assets	1,287	1,284	1,429	1,364	6,173	6,428

Current financial liabilities excluding trade payables and other provisions	-	-	-	-	-	7
Other current liabilities	148	126	526	613	543	501
Total current liabilities	148	126	526	613	544	509

Non-current financial liabilities excluding trade payables and other provisions	-	-	-	-	67	183
Other non-current liabilities	504	510	-	-	4,447	3,921
Total non-current financial liabilities	504	510	-	-	4,515	4,104
Total liabilities	652	636	526	613	5,059	4,613
Net assets	635	648	903	752	1,114	1,816

Summarized statement of comprehensive income
Revenue	288	247	644	858	2,374	1,866
Results from financial transactions	-	-	-	-	(2)	51
Depreciation and amortization	(30)	(25)	(4)	(3)	(27)	(21)
Interest income	2	2	9	8	104	25
Interest expense	-	-	(0)	-	(7)	(13)

Profit or loss	71	61	330	386	260	247
Income tax (expense) or result	(16)	(12)	(92)	(109)	(56)	(40)
Post-tax profit or (loss)	55	48	238	277	205	208
Other comprehensive income	(37)	(2)	-	-	(86)	53
Total comprehensive income	18	47	238	277	118	260

Dividends received	30	-	-	-	54	18

An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:
	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Net assets of joint venture as presented above	635	648	903	752	1,114	1,816
Net assets of joint venture excluding goodwill	556	568	960	751	1,019	1,681
Group share of net assets of joint venture, excluding goodwill	283	290	471	368	513	857
Goodwill on acquisition	80	80	1	1	95	148
Carrying amount	363	369	471	369	608	1,005
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures
.
The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	Santander Spain Life		AIFMC		Other Joint ventures
	2022	2021	2022	2021	2022	2021
Post-tax profit or loss	28	25	116	136	104	104
Other comprehensive income	(19)	(1)	-	-	(44)	26
Total comprehensive income	9	24	116	136	61	131
Summarized financial information of associates
The summarized financial information of associates presented below is based on the Group’s relative holding.

		Associates
	2022	2021 1)
Post-tax profit or loss	(11)	(15)
Other comprehensive income	1	(5)
Total comprehensive income	(10)	(20)

Carrying amount	165	1,289
1
Amounts for 2021 related to
post-tax
profit or loss, other comprehensive income and total comprehensive income have been re-presented
to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.